Goodwill and intangible assets - Estimated Annual Amortization Expense (Details) $ in Millions	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	$ 104
2021	81
2022	63
2023	52
2024	$ 45